INVESTMENTS IN AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Proceeds from Sales of Available-for-Sale Fixed Maturity Securities with Related Gross Realized Gains and Losses (Details) - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales of available-for-sale fixed maturity securities	$ 1,513	$ 3,477	$ 3,530	$ 3,759
Gross realized gains	2	10	26	99
Gross realized losses	$ (30)	$ (63)	$ (89)	$ (154)